Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options Abstract
Schedule of Stock Option Activity	The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:
	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Outstanding at September 30, 2022	—	n/a	n/a	n/a
Exercisable and vested at September 30, 2023	—	n/a	n/a	n/a
Options outstanding as of and for the years ended December 31, 2022 and 2021 is summarized as follows:
	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2021	263,000	$1.25	2.01	$—
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Exersisable and vested at December 31, 2022	263,000	$1.25	1.01	$—